Income Taxes (Reconciliation Of The Statutory U.S. Federal Income Tax And The Income Tax Provision) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Statutory rate			21.00%		21.00%	21.00%
Tax (benefit) expense at statutory rate					$ (99)	$ 326
State income tax (benefit) expense					321	95
Permanent difference						1
Return to provision					(40)
Stock Compensation Tax Deficit - ASU 2016-09					4
2019 NOL Expiration					557
Other						152
Net change in deferred tax asset valuation allowance					(771)	(591)
Total income tax provision (benefit)					$ (28)	$ (17)